Short-Term Debt (Summary Of Available Limits Under Line-Of-Credit Agreement) (Details) (USD $)	12 Months Ended
Sep. 30, 2012
September 30, 2012 [Member]
Short-term Debt [Line Items]
Effective	Sep. 30, 2012
Available Line-of-Credit	$ 3,000,000
October 25, 2012 [Member]
Short-term Debt [Line Items]
Effective	Oct. 25, 2012
Available Line-of-Credit	5,000,000
January 25, 2013 [Member]
Short-term Debt [Line Items]
Effective	Jan. 25, 2013
Available Line-of-Credit	3,000,000
February 24, 2013 [Member]
Short-term Debt [Line Items]
Effective	Feb. 24, 2013
Available Line-of-Credit	$ 1,000,000